Long Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Debt

NOTE 4    NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Note payable, 15.2% interest, monthly payments of $ 1,328, due February 6, 2016, secured by equipment.	$20,194	$29,259
Note payable, 10.0% interest, monthly payments of $ 3,161, due January 1, 2016, secured by equipment.	47,124	71,072

Total notes payable	67,318	100,331
Less: current portion of notes payable	(48,586)	(44,601)

Long term portion of notes payable	$18,732	$55,730

NOTE 7    LONG TERM DEBT

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment.	$29,259	$-
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment.	71,072	-

Total notes payable	100,331	-
Less: current portion of notes payable	(44,601)	-

Long term portion of notes payable	$55,730	$-